Other Operating Income and Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Other operating income:
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 27)	¥ 13,663	¥ 18,383	¥ 5,966
Gain on sales of property, plant and equipment and investment property	4,734	3,152	50,330
Gain on divestment of business to Teva Takeda Yakuhin (Note 14)	229,993	16,755	82,975
Gain on divestment of business and subsidiaries (Note 19)	228,923	2,553	56,625
Insurance proceeds	479	8,279	799
Change in estimate of liabilities related to SHP647 (Note 19)	60,179	0	0
Other	8,582	13,680	15,777
Other operating income	318,020	60,213	159,863
Other operating expenses:
Donations and contributions	8,412	8,513	3,627
Restructuring expenses (Note 23)	115,875	181,040	82,962
Loss on liquidation of foreign operations	0	0	2,112
Change in fair value of financial assets associated with contingent consideration arrangements (Note 27)	72,940	0	0
Loss on sale of shares of subsidiaries	0	0	4,016
Valuation reserve for pre-launch inventories (reversal)	19,486	30,411	(4,113)
Impairment of assets held for sale (Note 19)	530	12,897	0
Other	41,652	15,830	14,555
Total	258,895	248,691	103,159
Legal proceedings provision
Other operating expenses:
Other	17,401
Teva Takeda Pharma Ltd.
Other operating income:
Gain on divestment of business to Teva Takeda Yakuhin (Note 14)	¥ 1,460	¥ 14,166	¥ 30,366
Guangdong Techpool Bio-Pharma Co., Ltd.
Other operating expenses:
Percentage of shares sold			100.00%